Schedule of Inventory, Current (Details) (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Inventory, Net	$ 876,238	$ 945,040	$ 2,904,652
CRAiLAR fiber [Member]
Inventory, Net	163,061	186,464	0
Decorticated fiber [Member]
Inventory, Net	296,075	252,263	51,504
Flax seed [Member]
Inventory, Net		0	1,172,155
Raw flaw fiber feedstock [Member]
Inventory, Net	249,218	369,590	1,680,993
Others [Member]
Inventory, Net	$ 167,884	$ 136,723	$ 0